NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities from Financing Activities [Roll Forward]
Additions of lease liabilities			$ 23,700
Interest expense	$ 1,770	$ 1,394	527
Lease liabilities
Liabilities from Financing Activities [Roll Forward]
Beginning balance	47,344	23,602	2,504
Additions of lease liabilities	9,297	26,692	23,703
Changes from financing cash flows	(4,018)	(3,755)	(2,596)
Disposal	(154)	0	0
Interest expense	1,770	1,394	527
Interest paid classified as operating cash flows	(1,770)	(1,394)	(527)
Foreign exchange movement	(3,062)	805	(9)
Ending balance	$ 49,407	$ 47,344	$ 23,602